Income Taxes (Income Tax Provision (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Provision For Income Taxes [Line Items]
Current tax provision	$ 9.8	$ 39.0	$ 26.8
Future tax deductions	9.4	(2.8)	(1.9)
Valuation allowance change	0.8	(1.0)	(1.0)
Income tax provision	$ 20.0	$ 35.2	$ 23.9